ACCOUNTS PAYABLE AND OTHER - Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Other provision - balance at beginning of year	$ 1,471	$ 754
Additions through business combinations	4	599
Additional provisions recognized	487	384
Reduction arising from payments/derecognition	(423)	(456)
Accretion expenses	23	16
Change in discount rate	66	156
Change in other estimates	30	43
Transfers to held for sale	(9)	(10)
Dispositions		(19)
Net foreign currency exchange differences	42	4
Other provision - balance at end of year	1,691	1,471
Decommissioning Liability
Reconciliation of changes in other provisions [abstract]
Other provision - balance at beginning of year	567	311
Additions through business combinations	3	52
Additional provisions recognized	8	9
Reduction arising from payments/derecognition	(7)	(6)
Accretion expenses	24	16
Change in discount rate	66	154
Change in other estimates	9	44
Transfers to held for sale	0	0
Dispositions		(19)
Net foreign currency exchange differences	3	6
Other provision - balance at end of year	673	567
Warranties and provisions for defects
Reconciliation of changes in other provisions [abstract]
Other provision - balance at beginning of year	250	87
Additions through business combinations		119
Additional provisions recognized	203	175
Reduction arising from payments/derecognition	(217)	(126)
Accretion expenses	0	0
Change in discount rate	0	0
Change in other estimates	12	(5)
Transfers to held for sale	0	0
Dispositions		0
Net foreign currency exchange differences	5	0
Other provision - balance at end of year	253	250
Other
Reconciliation of changes in other provisions [abstract]
Other provision - balance at beginning of year	654	356
Additions through business combinations	1	428
Additional provisions recognized	276	200
Reduction arising from payments/derecognition	(199)	(324)
Accretion expenses	(1)	0
Change in discount rate	0	2
Change in other estimates	9	4
Transfers to held for sale	(9)	(10)
Dispositions		0
Net foreign currency exchange differences	34	(2)
Other provision - balance at end of year	$ 765	$ 654